Fair Value Measurements - Detail of Purchases and Settlements (Details) (10-K) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Bond	Dec. 31, 2014 USD ($) Bond
Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	$ 3	$ 10	$ 3	$ 10
Purchases, sales, issues, settlements	1		1			$ (9)
Transfers into Level 3	0		1			3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0		$ 3	1
Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	2	0	2	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(2)	0	(2)	(4)	(4)
Purchases, sales, issues, settlements	0		0	(4)	(4)	(9)
Transfers into Level 3	0		1	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0	0	0	0
Available-for-sale Securities [Member] | Other Long-term Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases					1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements					0
Purchases, sales, issues, settlements	0	0	0	0	1	0
Transfers into Level 3	0	0	0	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	0	0	0	0
Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements				0	0	0
Transfers into Level 3				0	0	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3				3	3	0
Available-for-sale Securities [Member] | Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	3	0	3	0
Purchases, sales, issues, settlements	1		1	(4)	(4)	(9)
Transfers into Level 3	0		1	0	0	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0	3	3	1
Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements						0
Transfers into Level 3						0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						1
Securities Investment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	4	10	4	10	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements					(4)
Purchases, sales, issues, settlements	2	10	2	6	(3)	(15)
Minimum disclosure amount of debt instrument, fair value disclosure.						1
Transfers into Level 3	0	0	5	0	0	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	$ 0	0	3	$ 3	3
Trading Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements	1		1			(6)
Transfers into Level 3	0		4			1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0			2
Trading Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements	0		0
Transfers into Level 3	0		4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 0		$ 0
Trading Securities [Member] | Collateralized Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements						(6)
Transfers into Level 3						0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						1
Trading Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements						0
Transfers into Level 3						1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						$ 1
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | Bond					1	1
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | Bond					1
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | Bond					1	1
Minimum disclosure amount of debt instrument, fair value disclosure.					$ 1	$ 1
Collateralized Mortgage Backed Securities [Member] | Securities Investment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3				$ 3
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | Bond						1